Significant and Critical Accounting Policies and Practices (Details 2) - shares		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014
Convertible notes payable	[1]	4,362,162	0
Convertible preferred stock	[2]	0	7,425,370
Total contingent shares issuance arrangement		4,362,162	7,425,370

[1]	The Note Conversion Price is determined as follows: (a) if the Note is converted upon the Next Equity Financing, an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing; (b) if the Note is converted in the event of a Corporate Transaction, a price per share derived by dividing a "pre-money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion, on a fully diluted basis; or (c) if the Note is converted as part of a Maturity Conversion, a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion, on a fully diluted basis.
[2]	One preferred share is convertible to one common share.